Other Payables to TV Stations (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of other payables to TV Stations
Payable to TV station	$ 1,281,133	$ 1,285,743
Kunming TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	$ 1,203,958	$ 1,208,568